Severance Pay (Details) - Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and By the Insurance Policies - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Amounts Accrued And The Portions Funded With Severance Pay Funds And By The Insurance Policies Abstract
Accrued severance pay	$ 2,060	$ 1,930
Severance pay fund	(2,051)	(1,914)
Unfunded balance	$ 9	$ 16